INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 27,921	$ 27,856
Work-in-progress	1,041	4,680
Finished goods	129,530	100,404
Inventories	$ 158,492	$ 132,940